Share Capital and Reserves	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves
Share Capital and Reserves
9.	Share Capital and Reserves

Authorized, Issued and Outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

On September 12, 2025, the Company consolidated its issued and outstanding common shares on the basis of five (5) pre-consolidation common shares for each one (1) post-consolidation common share (the “Share Consolidation”). As a result of the Share Consolidation, the 466,836,693 pre-consolidation common shares were consolidated to 93,367,340 post-consolidation common shares. The number of common shares issuable, issue prices and exercise price, where applicable, under the Company’s stock option, restricted share unit and performance restricted share unit plans were proportionately adjusted based on the ratio of the Share Consolidation. All share and per share information in these financial statements has been adjusted to reflect the Share Consolidation.

On August 13, 2024, B2Gold subscribed for 2,556,562 Common Shares at C$4.00 per Common Share for total gross cash proceeds of $7.5 million in conjunction with the acquisition of the B2Gold Portfolio (note 5).

Share-based compensation

During the years ended December 31, 2025 and 2024, the breakdown of the Company’s share based compensation was as follows:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Stock options	811	698
Restricted Share Units	942	1,700
Performance Restricted Share Units	(79)	167
Total share-based compensation expense	1,674	2,565

STOCK OPTIONS

The Company has an omnibus equity incentive plan (the “Equity Plan”) which allows the Company to grant stock options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry term is ten years from the grant date. All options are equity settled. The Equity Plan provides for the issuance of up to 10% of the Company’s issued Common shares as at the date of the grant.

A continuity schedule for stock options is as follows:

Stock Options	Number
Outstanding — December 31, 2023	1,906,000

Granted	418,786
Outstanding — December 31, 2024	2,324,786

Granted	1,253,817
Exercised	(36,000)
Forfeited	(244,571)
Outstanding — December 31, 2025	3,298,032

The weighted average common share price at the time the stock options were exercised during the year ended December 31, 2025, was C$11.98. No stock options were exercised during the year ended December 31, 2024.

The following are the weighted average assumptions used in the Black-Scholes Model to estimate the grant date fair value of the stock options granted:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Expected stock price volatility	41.4%	40.0%
Risk-free interest rate	3.1%	3.3%
Expected life of the options	5 years	5 years
Expected dividend yield	0.0%	0.0%
Forfeiture rate	5.0%	5.0%
Grant date fair value per option	$1.09	$0.99

As at December 31, 2025, the Company had the following stock options outstanding:

				Weighted average life
Number outstanding	Exercisable	Exercise Price per Share	Expiry Date	remaining (years)
1,220,000	1,220,000	$3.50	September 1, 2027	1.67
200,000	200,000	$3.50	November 28, 2026	0.91
150,000	100,000	$3.50	February 27, 2028	2.16
150,000	100,000	$3.50	March 20, 2028	2.22
150,000	100,000	$3.50	April 3, 2028	2.26
29,375	29,375	$3.50	November 28, 2026	0.91
330,661	110,220	$3.50	January 15, 2029	3.04
608,996	Nil	$4.00	January 15, 2030	4.04
259,000	Nil	$4.00	May 9, 2030	4.36
200,000	Nil	$4.00	May 12, 2030	4.36
3,298,032	1,859,595	$3.66	—	2.64

RESTRICTED SHARE UNITS (“RSU”)

The Company has a Restricted Share Unit (“RSU”) incentive plan whereby the Company may grant RSUs to eligible employees, officers, directors and consultants with an expiry date and vesting conditions to be determined by the Board of Directors.

A continuity schedule for RSUs is as follows:

Restricted Share Units	Number
Outstanding — December 31, 2022 & 2023	400,000

Granted	658,826
Outstanding — December 31, 2024	1,058,826

Granted	651,563
Settled	(566,750)
Forfeited	(144,875)
Outstanding — December 31, 2025	998,764

The holders of the RSUs have the right to defer receipt of the common shares underlying the RSUs upon vesting. As at December 31, 2025, there were 464,771 RSUs which are exercisable and settlement has been deferred at the election of the holder.

The grant date fair value of the RSUs is determined using the market value of the underlying common shares at the date of the grant and is adjusted based on the number of RSUs expected to ultimately vest. The weighted average grant date fair value of the RSUs granted during the year ended December 31, 2025 was $2.70 per RSU.

PERFORMANCE RESTRICTED SHARE UNITS (“PRSU”)

The Company has a Performance Restricted Share Unit (“PRSU”) incentive plan whereby the Company may grant PRSUs to eligible employees, officers, directors and consultants with an expiry date and vesting conditions to be determined by the Board of Directors.

A continuity schedule for PRSUs is as follows:

Performance Restricted Share Units	Number
Outstanding — December 31, 2023 & 2024	400,000

Granted	400,000
Forfeited	(400,000)
Outstanding — December 31, 2025	400,000

On February 28, 2025, 400,000 PRSUs were forfeited upon the resignation of the CEO resulting in the reversal of $0.4 million of previously expensed share-based compensation.

On April 30, 2025, the Company granted 400,000 equity-settled PRSUs to the CEO which vest upon the achievement of the following two milestones: (a) the first anniversary of the date of grant, and (b) a 40-day volume weighted average share price for the Company of greater than or equal to C$7.00 at any time prior to April 1, 2028.

The following assumptions were used in a Monte Carlo simulation to estimate the grant date fair value of the PRSUs:

Year ended
Dec. 31, 2025
Expected stock price volatility	43.9%
Risk-free interest rate[1]	Various
Expected life of the options	3 years
Expected dividend yield	0.0%
Forfeiture rate	0.0%
Grant date fair value per PRSU	$1.49
1.	The Risk-free rate was based on the Canadian Overnight Index Swap curve as at the grant date.

Earnings per share

Basic and diluted earnings (loss) per share is calculated based on the following:

	Year ended	Year ended
In $000s	Dec. 31, 2025	Dec. 31, 2024
(except for shares and per share amounts)	$	$
Net income (loss)	20,332	(2,448)
Basic weighted average number of shares	92,771,182	76,201,998
Basic earnings (loss) per share	0.22	(0.03)

Effect of dilutive securities
Stock options	1,415,687	—
RSUs	1,047,466	—
PRSUs	271,769	—
Diluted weighted average number of common shares	95,506,104	76,201,998
Diluted earnings (loss) per share	0.21	(0.03)

The following table lists the number of potentially dilutive securities which were excluded from the computation of diluted earnings per share because the exercise prices plus any unamortized share-based compensation per share, if relevant, exceeded the average market value of the common shares during the year ending December 31, 2025 of C$6.98, or the Company was in a net loss position.

	Year ended	Year ended
Number	Dec. 31, 2025	Dec. 31, 2024
Stock options	—	174,487
RSUs	—	1,031,752
Beedie Convertible Loan	—	5,320,228